OPERATING EXPENSES	12 Months Ended
Dec. 31, 2020
OPERATING EXPENSES
OPERATING EXPENSES

NOTE 26. OPERATING EXPENSES

26.1.       Salaries and employee benefit

The detail for salaries and employee benefits for the years ended December 31, 2020, 2019 and 2018 is as follows:

Salaries and employee benefit	2020	2019	2018
In millions of COP
Salaries	1,568,432	1,449,765	1,350,956
Private premium	402,154	378,979	322,420
Social security contributions	334,831	319,424	308,116
Bonuses(1)	112,843	560,149	440,493
Indemnization payment	100,228	140,633	107,992
Other benefits	526,242	517,874	474,077
Total Salaries and employee benefit	3,044,730	3,366,824	3,004,054
(1)	The decrease corresponds to the suspension of bonuses related to the variable compensation of Grupo Bancolombia employees during 2020.

26.2.       Other administrative and general expenses

The detail for administrative and general expenses for the years ended December 31, 2020, 2019 and 2018 is as follows:

Other administrative and general expenses	2020	2019	2018
	In millions of COP
Maintenance and repairs	609,500	619,431	585,377
Insurance	518,553	423,785	331,430
Others Fees	433,104	470,457	429,121
Data processing	278,773	214,307	147,294
Transport	178,841	212,582	183,857
Frauds and claims	144,689	65,589	117,032
Advertising	128,011	151,246	144,900
Public services	110,998	116,837	108,420
Cleaning and security services	106,112	100,593	97,848
Contributions and affiliations	95,638	73,689	66,636
Communications	75,847	77,375	73,072
Useful and stationery	50,575	83,891	63,321
Properties improvements and installation	46,489	51,187	52,937
Trust	34,470	59,334	31,100
Disputes, fines and sanctions(1)	27,386	18,077	63,685
Real estate management.	26,968	25,012	23,694
Legal and financial consultant	25,077	38,972	31,072
Board of directors and audit fee	24,918	22,240	21,733
Storage services	15,062	17,135	15,664
Travel expenses	14,431	42,973	37,006
Publications and subscriptions	13,857	13,745	11,029
Short time leases and leases for which the underlying asset is of low value	10,193	8,671	256,872
Activities joint operations	7,453	8,142	8,719
Legal expenses	4,549	7,165	3,570
Temporary services	3,622	3,544	3,724
Public relations	1,308	2,895	2,899
Others	154,365	140,184	112,757
Total other administrative and general expenses	3,140,789	3,069,058	3,024,769
Taxes other than income tax(2)	765,766	757,820	692,666
(1)

The Bank reconciled with DIAN the income tax process for taxable year 2014, taking advantage of an amnesty in penalties and interest. The benefit of the amnesty generated a recovery for 2019 amounting to COP 22,413.

(2)	See Note 12 Income tax.

During 2020, other administrative and general expenses were affected of the COVID-19 pandemic.

26.3.       Impairment, depreciation and amortization

The detail for Impairment, depreciation and amortization for the years ended December 31, 2020, 2019 and 2018 is as follows:

Impairment, depreciation and amortization	2020	2019	2018
	In millions of COP
Depreciation of premises and equipment(1)	360,703	358,439	342,605
Depreciation of right-of-use assets	211,910	177,709	-
Amortization of intangible assets(2)	163,754	141,104	123,551
Impairment of other assets, net(3)	101,423	147,338	27,746
Total impairment, depreciation and amortization	837,790	824,590	493,902
(1)	Includes the expense recognized for depreciation premises and equipment of the subsidiaries sold during 2019 and classified as held for sale in 2019 for COP 4,989.
(2)	See Note 9 Goodwill and intangibles assets, net
(3)	The detail of the impairment of other assets net by operating segments for the years ended December 31, 2020, 2019 and 2018 is presented in the table below:

Impairment (recovery) of other assets, net	2020	2019	2018
	In millions of COP
Banking Colombia(1)	47,420	108,861	20,036
Banking Guatemala(2)	42,006	29,930	2,672
Banking Panamá	13,211	17,869	6,523
All other segments	1,339	792	812
Off Shore	182	933	(173)
Brokerage	-	1	13
Banking El Salvador	(2,735)	(11,048)	(2,137)
Total	101,423	147,338	27,746
(1)	Corresponds to impairment of foreclosed assets.
(2)	Corresponds mainly to the increase of impairment of North Shore Development Company S.A..

During 2020, 2019 and 2018 did not materialise significant cybersecurity breaches according to the data security policies established by the management.